Balances and transactions with related parties: (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Disclosure of balances receivable from or payable to related parties [Text Block]
At December 31, 2016 and 2017, respectively, the balances receivable from (payable to) related parties shown in the consolidated statement of financial position are comprised as follows:

	2016		2017
Accounts receivable:
(*) Aerostar (joint venture/loan) (Notes 6)	Ps	1,886,546	Ps
Autobuses de Oriente ADO, S. A. de C. V. (Shareholder/services)				47
Autobuses Golfo Pacífico, S. A. de C. V. (Shareholder/services)				390

	Ps	1,886,546	Ps	437
(**) Accounts payable and accumulated expenses (Note 10):
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps	(71,837)	Ps	(82,771)
CAH Colombia, S. A. (Shareholder/technical assistance)				(4,133)
Lava Tap de Chiapas, S. A. de C. V.
(Key Management personnel/services)		(338)		(1,047)

		(71,725)		(87,951)

Net	Ps	1,814,821	Ps	(87,514)

(*)
At December 31, 2016, the amount of the loan were Ps.1,874,129 plus Ps12,417 due to interest accrued on the year. In 2016 and 2017 the capital was paid in the amount of Ps.325,693 and Ps.304,564, respectively.

(**)	These are accounts with terms of less than one year under similar market conditions.

Disclosure of transactions between related parties [text block]
At December 31, 2015, 2016 and 2017, the following transactions were held with related parties, which were set at the same prices and conditions as those that would have been used in comparable operations by third parties:

	2015		2016		2017
Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps	8,274	Ps	9,615	Ps	11,770
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		5,560		5,947		6,382
Coordinados de Mexico de Oriente, S. A. de C. V.
(Stockholder)		141		134		139

Interest income:
Aerostar (joint venture) (Note 8)		65,705		83,483		69,202

Expenses:
Stockholders:
Technical assistance (Note 13.4)		(239,175)		(288,111)		(346,487)

Related parties:
Administrative services
Leasing		(4,084)		(4,825)		(5,019)
Cleaning services		(9,084)		(9,541)		(10,239)
Other		(1,006)		(2,473)		(598)

Disclosure of detailed information about the benefits granted to key management personnel [text block]
Key personnel include directors, members of the Steering Committee, and Committees. In the years ended on December 31, 2015, 2016 and 2017, the Company granted the following benefits to the key Management personnel, the Steering Committee and the different Company Committees:

	2015		2016		2017

Short term salaries and other benefits paid to key
Personnel	Ps	34,693	Ps	40,062	Ps	84,642

Fees paid to the Board of Directors and Committees		5,975		4,766		4,974

(*)
In 2017, includes cost of Ps.34,879 and Ps.3,268, respectively by key personnel of directors of Aerostar and Airplan, who as of June 1, 2017 and October 19, 2017, respectively, were consolidated into the Company.